Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
11. Commitments and Contingencies
Commitments
As of March 31, 2024, there were no material changes outside the ordinary course of business to the Company’s commitments, as disclosed in the audited consolidated financial statements and the related notes thereto as of and for the year ended December 31, 2023.

Legal Proceedings
In addition to the litigation matters described below, from time to time, the Company is subject to potential liability under laws and government regulations and various claims and legal actions that may be asserted against it that could have a material adverse effect on its business, reputation, results of operations or financial condition. Such litigation may include, but is not limited to, actions or claims relating to sensitive data, including its proprietary business information and intellectual property and that of its clients and personally identifiable information of its employees and contractors, cyber-attacks, data breaches and non-compliance
with its contractual or other legal obligations.
A liability and related charge are recorded to earnings in the Company’s consolidated financial statements for legal contingencies when the loss is considered probable, and the amount can be reasonably estimated. The assessment is re-evaluated
each accounting period and is based on all available information, including discussion with outside legal counsel. If a reasonable estimate of a known or probable loss cannot be made, but a range of probable losses can be estimated, the low-end
of the range of losses is recognized if no amount within the range is a better estimate than any other. If a material loss is reasonably possible, but not probable and can be reasonably estimated, the estimated loss or range of loss is disclosed in the notes to the consolidated financial statements. The Company expenses legal fees as they are incurred.
Kenareki Litigation
In 2020 the Company became involved in certain litigation filed by a former contractor of the Company alleging various Labor Code violations by the Company. The former contractor has asserted claims on a class wide basis and seeks to represent all California contractors and California non-exempt
employees from July 2016 to the present. Based upon the Company’s investigation, the Company does not believe the plaintiff’s claims against the Company are valid, and in January of 2023 the parties reached a tentative settlement of this matter for an amount the Company does not consider to be material.
Dean Litigation
In October of 2019 two personal injury actions were filed in the San Francisco Superior Court against the Company related to a fatal accident in July of 2019 involving a car reserved through the Getaround platform, naming the driver, the vehicle owner and the Company as defendants (Dean v. Getaround, et al., San Francisco Superior Court Case No. CGC
19-579835;
Dean v. Getaround, et al., San Francisco Superior Court Case No. CGC
19-580369).
The Company and the plaintiffs have reached an agreement in principle to settle these matters for an aggregate amount that does not exceed the limits of the applicable insurance policies maintained by the Company.
Broadspire Litigation
On March 5, 2021, the Company filed a complaint against its former third-party insurance claims administrator, Broadspire Services, Inc. alleging negligence and breach of contract leading to losses suffered by the Company (Getaround v. Broadspire, San Francisco Superior Court Case No.
CGC-21-590022).
The defendant filed a cross-complaint for amounts allegedly owed by the Company for services rendered by Broadspire. On February 22, 2024, the Company agreed to the terms of a settlement of the civil suit the Company filed against Broadspire and the related cross complaint filed by Broadspire against the Company. On March 14, 2024, Broadspire made a settlement payment to the Company in the amount of $15 million, in exchange for the dismissal of all claims and counterclaims amongst the parties in connection with the civil suit and related cross complaint. The $15 million settlement payment, less fees for legal services paid to counsel to the Company and other legal costs, resulted in a net payment to the Company of approximately $10.3 million.

Garfield Litigation
In April of 2023, an action for attorneys’ fees and expenses was filed in the Court of Chancery for the State of Delaware against the Company (Garfield v. Getaround, Court of Chancery for the State of Delaware C.A. #
2023-0445-MTZ).
The complaint alleges the plaintiff was a stockholder of InterPrivate II Acquisition Corp. (“IPVA”) who proposed certain amendments to IPVA’s certificate of incorporation, which, if implemented, would enable IPVA to avoid violating provisions of the Delaware General Corporation Law regarding corporate voting structures. The complaint further alleges such amendments were enacted in response to the plaintiff’s notice, and the plaintiff is therefore entitled to receive an award of attorneys’ fees and expenses from the Company as IPVA’s successor-in-interest,
under the Court of Chancery’s “corporate benefit” doctrine. The Company intends to continue to defend itself vigorously against this complaint.
As of March 31, 2024 and December 31, 2023, the Company had accrued $1.4 million and $1.6 million, respectively, related to various pending claims and legal actions. The Company does not believe that a material loss in excess of these accrued amounts is reasonably possible.
Indemnification
The Company enters into standard indemnification arrangements in the ordinary course of business. Pursuant to these arrangements, the Company indemnifies, holds harmless and agrees to reimburse the indemnified parties for certain losses suffered or incurred by the indemnified party. In some cases, the term of these indemnification agreements is perpetual. The maximum potential amount of future payments the Company could be required to make under these agreements is not determinable because it involves claims that may be made against the Company in the future but have not yet been made.
The Company has entered into indemnification agreements with its directors and officers that may require the Company to indemnify its directors and officers against liabilities that may arise by reason of their status or service as directors or officers, other than liabilities arising from willful misconduct of the individual. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is unlimited; however, the Company has director and officer insurance coverage that reduces the Company’s exposure and enables the Company to recover a portion of any future amounts paid. To date the Company has not incurred costs to defend lawsuits or settle claims related to these indemnification agreements. No liability associated with such indemnifications has been recorded to date.

13. Commitments and Contingencies
Commitments
As of December 31, 2023, there were no material changes outside the ordinary course of business to the Company's commitments, as disclosed in the audited consolidated financial statements and the related notes thereto.
Legal Proceedings
From time to time, the Company is subject to potential liability under laws and government regulations and various claims and legal actions that may be asserted against it that could have a material adverse effect on its business, reputation, results of operations or financial condition. Such litigation may include, but is not limited to, actions or claims relating to sensitive data, including its proprietary business information and intellectual property and that of its clients and personally identifiable information of its employees and contractors, cyber-attacks, data breaches and non-compliance with its contractual or other legal obligations.
A liability and related charge are recorded to earnings in the Company's consolidated financial statements for legal contingencies when the loss is considered probable, and the amount can be reasonably estimated. The assessment is re-evaluated each accounting period and is based on all available information, including discussion with outside legal counsel. If a reasonable estimate of a known or probable loss cannot be made, but a range of probable losses can be estimated, the low-end of the range of losses is recognized if no amount within the range is a better estimate than any other. If a material loss is reasonably possible, but not probable and can be reasonably estimated, the estimated loss or range of loss is disclosed in the notes to the consolidated financial statements. The Company expenses legal fees as they are incurred.

Kenareki Litigation
In 2020 the Company became involved in certain litigation filed by a former contractor of the Company alleging various Labor Code violations by the Company. The former contractor has asserted claims on a class wide basis and seeks to represent all California contractors and California non-exempt employees from July 2016 to the present. Based upon the Company's investigation, the Company does not believe the plaintiff's claims against the Company are valid, and in January of 2023 the parties reached a tentative settlement of this matter for an amount the Company does not consider to be material.
Dean Litigation
In October of 2019 two personal injury actions were filed in the San Francisco Superior Court against the Company related to a fatal accident in July of 2019 involving a car reserved through the Getaround platform, naming the driver, the vehicle owner and the Company as defendants (Dean v. Getaround, et al., San Francisco Superior Court Case No. CGC
19-579835;
Dean v. Getaround, et al., San Francisco Superior Court Case No. CGC
19-580369).
The Company and the plaintiffs have reached an agreement in principle to settle these matters for an aggregate amount that does not exceed the limits of the applicable insurance policies maintained by the Company.
Broadspire Litigation
On March 5, 2021, the Company filed a complaint against its former third-party insurance claims administrator, Broadspire Services, Inc. (“Broadspire”) alleging negligence and breach of contract leading to losses suffered by the Company (Getaround v. Broadspire, San Francisco Superior Court Case No. CGC-21-590022). The defendant filed a cross-complaint for amounts allegedly owed by the Company for services rendered by Broadspire. On February 22, 2024, the Company agreed to the terms of a settlement of the civil suit the Company filed against Broadspire and the related cross complaint filed by Broadspire against the Company. Please refer to Note 20 - Subsequent events for additional details regarding this litigation.
Garfield Litigation
In April of 2023, an action for attorneys' fees and expenses was filed in the Court of Chancery for the State of Delaware against the Company (Garfield v. Getaround, Court of Chancery for the State of Delaware
C.A. # 2023-0445-MTZ).
The complaint alleges the plaintiff was a stockholder of InterPrivate II Acquisition Corp. (“IPVA”) who proposed certain amendments to IPVA's certificate of incorporation, which, if implemented, would enable IPVA to avoid violating provisions of the Delaware General Corporation Law regarding corporate voting structures. The complaint further alleges such amendments were enacted in response to the plaintiff's notice, and the plaintiff is therefore entitled to receive an award of attorneys' fees and expenses from the Company as IPVA's successor-in-interest,
under the Court of Chancery's “corporate benefit” doctrine. The Company intends to continue to defend itself vigorously against this complaint.
As of December 31, 2023 and 2022, the Company had accrued $1.6 million and $1.4 million, respectively, related to various pending claims and legal actions. The Company does not believe that a material loss in excess of accrued amounts is reasonably possible.
Indemnification
The Company enters into standard indemnification arrangements in the ordinary course of business. Pursuant to these arrangements, the Company indemnifies, holds harmless and agrees to reimburse the indemnified parties for certain losses suffered or incurred by the indemnified party. In some cases, the term of these indemnification agreements is perpetual. The maximum potential amount of future payments the Company could be required to make under these agreements is not determinable because it involves claims that may be made against the Company in the future but have not yet been made.
The Company has entered into indemnification agreements with its directors and officers that may require the Company to indemnify its directors and officers against liabilities that may arise by reason of their status or service as directors or officers, other than liabilities arising from willful misconduct of the individual. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is unlimited; however, the Company has director and officer insurance coverage that reduces the Company's exposure and enables the Company to recover a portion of any future amounts paid. To date the Company has not incurred costs to defend lawsuits or settle claims related to these indemnification agreements. No liability associated with such indemnifications has been recorded to date.